iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .5%
L3Harris Technologies, Inc. .................. 74,401 $ 15,982,823
a
Air Freight & Logistics  —  1 .7%
CH Robinson Worldwide, Inc. ................ 148,327 14,857,916
Expeditors International of Washington, Inc. ....... 384,263 41,558,043
56,415,959
a
Auto Components  —  0 .4%
Aptiv PLC
(a)
............................. 121,629 13,755,024
a
Automobiles  —  1 .4%
Lucid Group, Inc.
(a) (b)
....................... 284,091 3,321,024
Rivian Automotive, Inc. , Class A
(a) (b)
............. 106,249 2,061,230
Tesla, Inc.
(a)
............................. 243,582 42,193,274
47,575,528
a
Banks  —  2 .0%
Huntington Bancshares, Inc. ................. 1,532,273 23,244,581
PNC Financial Services Group, Inc. (The) ........ 38,689 6,400,321
Regions Financial Corp. .................... 1,166,263 27,453,831
SVB Financial Group
(a)
..................... 14,342 4,337,595
Truist Financial Corp. ...................... 109,999 5,432,851
66,869,179
a
Beverages  —  3 .3%
Coca-Cola Co. (The) ...................... 805,952 49,420,977
Keurig Dr Pepper, Inc. ..................... 190,676 6,727,049
PepsiCo, Inc. ........................... 302,078 51,661,380
107,809,406
a
Biotechnology  —  2 .3%
Amgen, Inc. ............................ 107,588 27,155,211
Biogen, Inc.
(a)
........................... 28,540 8,302,286
Gilead Sciences, Inc. ...................... 315,651 26,495,745
Vertex Pharmaceuticals, Inc.
(a)
................ 44,230 14,290,713
76,243,955
a
Building Products  —  3 .2%
Carrier Global Corp. ....................... 130,213 5,928,598
Fortune Brands Innovations, Inc. .............. 50,585 3,263,239
Johnson Controls International PLC ............ 796,154 55,388,434
Owens Corning .......................... 77,388 7,479,550
Trane Technologies PLC .................... 187,211 33,533,234
105,593,055
a
Capital Markets  —  5 .5%
Bank of New York Mellon Corp. (The) ........... 398,226 20,138,289
BlackRock, Inc.
(b) (c)
........................ 69,128 52,482,669
FactSet Research Systems, Inc. ............... 15,345 6,490,014
Invesco Ltd. ............................ 306,014 5,664,319
Moody's Corp. ........................... 52,566 16,965,677
Morgan Stanley .......................... 389,020 37,863,317
Nasdaq, Inc. ............................ 54,401 3,274,396
Northern Trust Corp. ....................... 151,257 14,667,391
S&P Global, Inc. ......................... 54,206 20,323,998
State Street Corp. ........................ 61,407 5,608,301
183,478,371
a
Chemicals  —  2 .3%
Ecolab, Inc. ............................ 212,941 32,969,655
International Flavors & Fragrances, Inc. .......... 79,479 8,938,208
Linde PLC ............................. 58,676 19,418,236
Mosaic Co. (The) ......................... 203,374 10,075,148
Security Shares Value
a
Chemicals (continued)
PPG Industries, Inc. ....................... 25,932 $ 3,379,977
74,781,224
a
Communications Equipment  —  1 .0%
Cisco Systems, Inc. ....................... 586,657 28,552,596
Motorola Solutions, Inc. .................... 17,949 4,613,073
33,165,669
a
Construction & Engineering  —  0 .2%
Quanta Services, Inc.
(b)
..................... 34,929 5,315,845
a
Consumer Finance  —  0 .9%
American Express Co. ..................... 163,734 28,641,989
a
Containers & Packaging  —  0 .5%
Amcor PLC ............................. 894,751 10,790,697
Ball Corp. .............................. 105,090 6,120,442
16,911,139
a
Distributors  —  0 .3%
LKQ Corp. ............................. 163,427 9,635,656
a
Diversified Telecommunication Services  —  0 .6%
Verizon Communications, Inc. ................ 457,504 19,018,441
a
Electric Utilities  —  0 .7%
Eversource Energy ....................... 298,825 24,602,262
a
Electronic Equipment, Instruments & Components  —  0 .7%
Keysight Technologies, Inc.
(a)
................. 70,634 12,668,208
Trimble, Inc.
(a)
........................... 167,292 9,712,973
22,381,181
a
Energy Equipment & Services  —  2 .2%
Baker Hughes Co. , Class A .................. 549,364 17,436,813
Halliburton Co. .......................... 764,955 31,531,445
Schlumberger Ltd. ........................ 429,620 24,479,748
73,448,006
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 66,684 8,580,897
Walt Disney Co. (The)
(a)
.................... 197,105 21,383,922
29,964,819
a
Equity Real Estate Investment Trusts (REITs)  —  2 .7%
American Tower Corp. ..................... 81,616 18,232,198
Crown Castle, Inc. ........................ 47,154 6,983,979
Equinix, Inc. ............................ 28,633 21,134,876
Healthpeak Properties, Inc. .................. 444,816 12,223,544
Iron Mountain, Inc. ........................ 83,682 4,567,364
Prologis, Inc. ............................ 55,114 7,125,138
Ventas, Inc. ............................ 106,078 5,495,901
Welltower, Inc. ........................... 192,236 14,425,389
90,188,389
a
Food & Staples Retailing  —  0 .5%
Costco Wholesale Corp. .................... 16,671 8,521,215
Kroger Co. (The) ......................... 160,883 7,180,208
15,701,423
a
Food Products  —  3 .5%
Bunge Ltd. ............................. 230,157 22,808,558
General Mills, Inc. ........................ 485,130 38,014,787
Kellogg Co. ............................. 646,790 44,356,858
McCormick & Co., Inc. , NVS ................. 156,081 11,724,805
116,905,008
a

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Gas Utilities  —  0 .1%
UGI Corp. .............................. 115,138 $ 4,585,947
a
Health Care Equipment & Supplies  —  2 .6%
Dexcom, Inc.
(a)
.......................... 74,641 7,993,305
Edwards Lifesciences Corp.
(a)
................ 210,164 16,119,579
Hologic, Inc.
(a)
........................... 108,990 8,868,516
IDEXX Laboratories, Inc.
(a)
................... 38,291 18,398,825
Insulet Corp.
(a) (b)
.......................... 47,409 13,621,554
ResMed, Inc. ........................... 31,453 7,182,922
STERIS PLC
(b)
.......................... 60,677 12,530,407
84,715,108
a
Health Care Providers & Services  —  2 .2%
DaVita, Inc.
(a)
............................ 54,138 4,460,430
Elevance Health, Inc. ...................... 57,127 28,562,929
HCA Healthcare, Inc. ...................... 30,578 7,799,530
Humana, Inc. ........................... 13,525 6,920,743
Laboratory Corp. of America Holdings ........... 14,878 3,751,041
Molina Healthcare, Inc.
(a)
.................... 10,062 3,137,633
Quest Diagnostics, Inc. ..................... 128,858 19,132,836
73,765,142
a
Hotels, Restaurants & Leisure  —  0 .6%
Hilton Worldwide Holdings, Inc. ............... 79,139 11,482,277
Vail Resorts, Inc. ......................... 37,690 9,887,595
21,369,872
a
Household Products  —  1 .9%
Clorox Co. (The) ......................... 30,642 4,433,591
Colgate-Palmolive Co. ..................... 280,146 20,879,281
Kimberly-Clark Corp. ...................... 150,029 19,505,270
Procter & Gamble Co. (The) ................. 122,688 17,468,318
62,286,460
a
Industrial Conglomerates  —  1 .0%
3M Co. ................................ 274,309 31,567,480
a
Insurance  —  2 .1%
American International Group, Inc. ............. 53,228 3,365,074
Marsh & McLennan Companies, Inc. ............ 122,048 21,347,416
Prudential Financial, Inc. .................... 294,035 30,856,033
Travelers Companies, Inc. (The) ............... 79,900 15,270,488
70,839,011
a
Interactive Media & Services  —  2 .8%
Alphabet, Inc. , Class A
(a)
.................... 516,865 51,086,936
Alphabet, Inc. , Class C , NVS
(a)
................ 345,877 34,542,736
ZoomInfo Technologies, Inc.
(a)
................ 231,356 6,531,180
92,160,852
a
Internet & Direct Marketing Retail  —  0 .2%
MercadoLibre, Inc.
(a) (b)
...................... 5,473 6,467,389
a
IT Services  —  5 .9%
Accenture PLC , Class A .................... 118,420 33,045,101
Automatic Data Processing, Inc. ............... 199,731 45,101,257
Fidelity National Information Services, Inc. ........ 109,122 8,188,515
International Business Machines Corp. .......... 165,889 22,350,225
Mastercard, Inc. , Class A .................... 84,338 31,255,663
Okta, Inc. , Class A
(a)
....................... 64,150 4,722,081
PayPal Holdings, Inc.
(a)
..................... 106,890 8,710,466
Snowflake, Inc. , Class A
(a) (b)
.................. 21,904 3,426,662
Twilio, Inc. , Class A
(a)
...................... 64,962 3,887,326
Visa, Inc. , Class A
(b)
....................... 146,390 33,700,442
194,387,738
a
Security Shares Value
a
Leisure Products  —  0 .8%
Hasbro, Inc. ............................ 426,434 $ 25,232,100
a
Life Sciences Tools & Services  —  4 .4%
Agilent Technologies, Inc. ................... 267,931 40,746,947
Danaher Corp. .......................... 101,338 26,791,740
Illumina, Inc.
(a)
........................... 20,457 4,381,889
Mettler-Toledo International, Inc.
(a)
............. 11,225 17,207,027
Waters Corp.
(a)
.......................... 87,203 28,653,162
West Pharmaceutical Services, Inc. ............ 100,490 26,690,144
144,470,909
a
Machinery  —  1 .9%
Caterpillar, Inc. .......................... 52,767 13,312,586
Cummins, Inc. ........................... 43,413 10,833,280
Deere & Co. ............................ 22,621 9,565,064
Xylem, Inc. ............................. 283,349 29,471,130
63,182,060
a
Media  —  0 .2%
Interpublic Group of Companies, Inc. (The) ....... 209,329 7,632,135
a
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 170,739 9,037,215
Nucor Corp. ............................ 24,788 4,189,668
13,226,883
a
Multiline Retail  —  0 .4%
Target Corp. ............................ 80,134 13,794,267
a
Multi-Utilities  —  0 .4%
Consolidated Edison, Inc. ................... 71,462 6,811,043
Sempra Energy .......................... 39,610 6,350,672
13,161,715
a
Oil, Gas & Consumable Fuels  —  3 .1%
Cheniere Energy, Inc. ...................... 177,201 27,074,541
Kinder Morgan, Inc. , Class P ................. 182,980 3,348,534
ONEOK, Inc. ............................ 759,213 51,990,906
Valero Energy Corp. ....................... 138,100 19,338,143
101,752,124
a
Pharmaceuticals  —  2 .4%
Eli Lilly & Co. ........................... 60,035 20,661,045
Merck & Co., Inc. ......................... 280,468 30,125,068
Zoetis, Inc. , Class A ....................... 173,223 28,666,674
79,452,787
a
Professional Services  —  0 .1%
Robert Half International, Inc. ................. 54,338 4,562,218
a
Real Estate Management & Development  —  0 .7%
CBRE Group, Inc. , Class A
(a)
................. 256,310 21,917,068
a
Semiconductors & Semiconductor Equipment  —  6 .1%
Advanced Micro Devices, Inc.
(a)
............... 77,404 5,816,911
Applied Materials, Inc. ..................... 220,131 24,542,405
First Solar, Inc.
(a)
......................... 19,188 3,407,789
Intel Corp. ............................. 573,565 16,208,947
Lam Research Corp. ...................... 26,964 13,484,696
Marvell Technology, Inc. .................... 72,740 3,138,731
NVIDIA Corp. ........................... 327,390 63,962,184
NXP Semiconductors NV ................... 57,465 10,591,374
ON Semiconductor Corp.
(a)
.................. 43,906 3,224,896
QUALCOMM, Inc. ........................ 51,481 6,857,784
Texas Instruments, Inc. ..................... 292,158 51,773,319
203,009,036
a

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Software  —  10 .6%
Adobe, Inc.
(a)
............................ 115,227 $ 42,673,167
ANSYS, Inc.
(a)
........................... 31,821 8,475,842
Autodesk, Inc.
(a)
.......................... 86,776 18,670,724
Cadence Design Systems, Inc.
(a)
.............. 118,480 21,661,698
HubSpot, Inc.
(a) (b)
......................... 12,458 4,323,051
Intuit, Inc. .............................. 63,650 26,902,946
Microsoft Corp. .......................... 662,193 164,098,047
PTC, Inc.
(a)
............................. 31,974 4,312,653
Salesforce, Inc.
(a)
......................... 168,070 28,230,718
ServiceNow, Inc.
(a)
........................ 40,415 18,394,079
Splunk, Inc.
(a)
........................... 41,395 3,964,399
VMware, Inc. , Class A
(a)
.................... 35,339 4,327,967
Workday, Inc. , Class A
(a)
.................... 21,856 3,965,334
350,000,625
a
Specialty Retail  —  3 .5%
Best Buy Co., Inc. ........................ 264,562 23,471,940
Home Depot, Inc. (The) .................... 189,289 61,361,815
Lowe's Companies, Inc. .................... 126,659 26,376,737
Tractor Supply Co. ........................ 23,230 5,296,208
116,506,700
a
Technology Hardware, Storage & Peripherals  —  5 .5%
Apple, Inc. ............................. 1,055,824 152,344,845
Hewlett Packard Enterprise Co. ............... 1,446,761 23,336,255
HP, Inc. ............................... 256,310 7,468,873
183,149,973
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Lululemon Athletica, Inc.
(a)
................... 10,606 3,254,769
Nike, Inc. , Class B ........................ 30,218 3,847,658
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
VF Corp. .............................. 172,893 $ 5,349,310
12,451,737
a
Trading Companies & Distributors  —  2 .0%
Ferguson PLC ........................... 197,235 28,074,430
WW Grainger, Inc. ........................ 65,547 38,638,645
66,713,075
a
Total Long-Term Investments — 99.6%
(Cost: $ 3,299,419,113 ) ............................... 3,296,744,762
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 21,050,125 21,062,755
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 7,369,339 7,369,339
a
Total Short-Term Securities — 0.9%
(Cost: $ 28,418,605 ) ................................. 28,432,094
Total Investments — 100.5%
(Cost: $ 3,327,837,718 ) ............................... 3,325,176,856
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (17,049,563)
Net Assets — 100.0% ................................. $ 3,308,127,293
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 14,194,811  $ 6,852,008
(a)
$ —  $ 8,319  $ 7,617  $ 21,062,755  21,050,125  $ 283,015
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 8,900,000  —  (1,530,661)
(a)
—  —  7,369,339  7,369,339  124,973  5
BlackRock, Inc. ... 47,282,029  2,629,879  (7,025,027) 2,052,298  7,543,490  52,482,669  69,128  1,074,347  —
$ 2,060,617  $ 7,551,107
$ 80,914,763
$ 1,482,335  $ 5
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA ESG Select ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 52 03/17/23 $ 10,634 $ 225,730
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,296,744,762  $ —  $ —  $ 3,296,744,762
Short-Term Securities
Money Market Funds ...................................... 28,432,094  —  —  28,432,094
$ 3,325,176,856  $ —  $ —  $ 3,325,176,856
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 225,730  $ —  $ —  $ 225,730
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares